The Elite Group
                                 1325 4th Avenue
                                   Suite 2144
                                Seattle, WA 98101
                                 (206) 624-5863

                                January 30, 1999




VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549
Attn: Filing Desk

Re:   The Elite Group (the "Trust")
      Rule 497(j) certification for Post-effective Amendment No. 14 File Nos.: 811-4804 and 33-8124


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-effective Amendment No. 14 to the Registration Statement of the Fund which was filed with the SEC electronically on January 25, 1999, accession number 0000930356-99-000005.


                                   Very truly yours,

                                   /s/ Richard S. McCormick

                                   Richard S. McCormick, President